FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value through other comprehensive income
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	R$ 1,237,786	R$ 946,059
Fair value through result
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	12,930,988	11,537,109
FINANCIAL LIABILITIES	15,064,322	17,500,976
Fair value through result | Loans, financing and debentures
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	13,261,203	16,323,041
Fair value through result | Derivative financial instruments
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	1,803,119	1,177,935
Amortized cost
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	27,559,236	39,017,827
FINANCIAL LIABILITIES	112,069,908	109,460,695
Amortized cost | Loans, financing and debentures
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	61,034,561	59,297,533
Amortized cost | Obligations of Law No. 14,182/2021
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	43,766,663	42,022,123
Amortized cost | Suppliers
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	3,927,925	2,764,288
Amortized cost | Compulsory loan – Agreements
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	1,073,452	1,105,534
Amortized cost | RGR Returns
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	695,705	932,250
Amortized cost | Reimbursement obligations
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	357,460	70,803
Amortized cost | Shareholders compensation
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	136,124	2,490,668
Amortized cost | Leases
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	488,606	182,583
Amortized cost | Concessions payable - use of public property
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL LIABILITIES	589,412	594,913
Amortized cost | Cash and cash equivalents
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	16,417,860	26,572,522
Amortized cost | Accounts receivable, net
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	6,098,448	6,513,888
Amortized cost | Restricted cash
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	4,097,063	3,679,483
Amortized cost | Reimbursement rights
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	754,672	1,613,335
Amortized cost | Loans, financing and debentures
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	191,193	638,599
Level 1 of fair value hierarchy | Investments (Interests) | Fair value through other comprehensive income
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	1,175,539	861,234
Level 2 of fair value hierarchy | Derivative financial instruments
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	62,247	84,825
Level 2 of fair value hierarchy | Marketable securities | Fair value through result
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	11,421,280	8,967,937
Level 2 of fair value hierarchy | Beneficiary Parties | Fair value through result
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	435,235	417,242
Level 2 of fair value hierarchy | Derivative financial instruments | Fair value through result
AMOUNTS RECEIVABLE - ENBpar
FINANCIAL ASSETS	R$ 1,074,473	R$ 2,151,930